LOANS RECEIVABLE, NET - Nonaccrual loan principal (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
LOANS RECEIVABLE, NET
Nonaccrual loan principal	¥ 14,888
Less allowance for loan losses	(14,726)
Nonaccrual loans, net	¥ 162